Share-based Compensation - Share option replacement (Details) - CNY (¥) ¥ in Millions		1 Months Ended		12 Months Ended			13 Months Ended
	Jun. 17, 2019	Jun. 30, 2018	Jun. 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued							80,000
Stock Repurchased From Employees During Period, Shares	6,358,500
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares shall replaced with options			15,473,653
Number of share options replaced with restricted shares			13,740,480
Incremental value recognized as expenses for vested share options		¥ 10.7
Incremental value recognized as expenses for unvested share options		¥ 3.7
TuanChe Limited Share Incentive Plan (the "Plan") | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				0 years	0 years
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		38,723,321
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense				¥ 17.4	¥ 110.0	¥ 71.2
Weighted average period				1 year 11 months 1 day
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted				3,890,000	11,527,950
Total fair value of restricted shares granted				¥ 27.5	¥ 112.6
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense						¥ 0.6